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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                             Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2003 through December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

PIONEER
                            -----------------------
                                     GROWTH
                                     SHARES


                                     Annual
                                     Report

                                    12/31/03

                           [Pioneer Investments logo]

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    8

Schedule of Investments                           11

Financial Statements                              18

Notes to Financial Statements                     27

Report of Independent Auditors                    33

The Pioneer Family of Mutual Funds                34

Trustees, Officers and Service Providers          35

Retirement Plans from Pioneer                     42

Programs and Services for Pioneer Shareowners     44

Pioneer Growth Shares
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The nation's stock markets snapped back dramatically last year, following a prolonged period of weakness. As it became clear that the war would not be a long-term economic burden and that the U.S. economy was expanding at a convincing pace, investors left safer havens like Treasury securities to seek better returns elsewhere. The result was a powerful uptrend that began in March and was intact at year-end.

Led by smaller-capitalization issues, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise for the first time since 1999. Technology issues were the biggest beneficiaries, as positive economic data suggested that increased capital outlays were imminent. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Overseas, emerging market equities were standout performers as bonds and stocks advanced in many global markets, thanks in part to currency gains versus the sagging U.S. dollar.

Here at home, strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at 8.2% in the third quarter. A striking increase in worker productivity provided a boost to corporate profits and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern as the new year began.

Markets may segment

Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments

You may have read or seen media reports alleging failure by some mutual fund companies to comply with various industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We recognize and share with the investing public and our industry the concerns raised by these matters. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures are designed to detect activities that are inconsistent with these policies.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

[the following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                     91.0%
Exchange-Traded Fund                                    4.1%
Depositary Receipts of International Stocks             3.5%
Temporary Cash Investments                              1.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[the following data was represented as a pie chart in the printed material]

Information Technology          37.1%
Health Care                     17.6%
Consumer Staples                12.3%
Industrials                      7.9%
Financials                       7.9%
Consumer Discretionary           7.4%
Exchange-Traded Fund             4.1%
Telecommunication Services       2.1%
Materials                        2.1%
Energy                           1.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1. Pfizer, Inc.               7.72%      6. Wal-Mart Stores, Inc.      2.74%
 2. Microsoft Corp.            6.45       7. Sandisk Corp.              2.18
 3. Intel Corp.                4.76       8. General Electric Co.       2.14
 4. NASDAQ 100 Index Trading   4.12       9. Procter & Gamble Co.       2.00
    Stock
 5. Cisco Systems, Inc.        3.04      10. PepsiCo, Inc.              1.89

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 12/31/03     12/31/02
                          $11.42       $9.05
                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2003)

            Net Asset   Public Offering
Period       Value          Price*
10 Years     7.11%          6.47%
5 Years     -8.41          -9.49
1 Year      26.19          18.96

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[the following data was represented as a mountain chart in the printed material]

                 Russell
        Pioneer  1000
        Growth   Growth
        Shares*  Index
12/93    9425    10000
         9180    10264
12/95   11918    14082
        15130    17336
12/97   21754    22620
        29052    31375
12/99   31202    41777
        28217    32409
12/01   22790    25791
        14838    18598
12/03   18724    24129

The Fund adopted its current name and investment adviser (Pioneer Investment Management, Inc.) on December 1, 1993. Prior to that date, the Fund's name was Mutual of Omaha Growth Fund, Inc., and its investment adviser was Mutual of Omaha Fund Management Company.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 12/31/03     12/31/02
                          $10.54       $8.43

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2003)
                     If           If
Period              Held       Redeemed*
Life-of-Class
(4/28/95)           6.60%        6.60%
5 Years            -9.17        -9.33
1 Year             25.03        21.03

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[the following data was represented as a mountain chart in the printed material]

                  Russell
         Pioneer  1000
         Growth   Growth
         Shares*  Index
4/95     10000    10000
12/95    11825    12258
         14897    15090
12/97    21265    19690
         28168    27310
12/99    30017    36365
         26941    28210
12/01    21589    22450
         13925    16189
12/03    17410    21009

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 12/31/03     12/31/02
                          $10.65       $8.51

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2003)
                   Net Asset     Public Offering
Period               Value         Price/CDSC*
Life-of-Class
(1/31/96)            5.08%           4.95%
5 Years             -9.11           -9.30
1 Year              25.15           23.84

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[the following data was represented as a mountain chart in the printed material]

                  Russell
         Pioneer  1000
         Growth   Growth
         Shares*  Index
1/96      9900    10000
         12438    11913
12/97    17840    15544
         23647    21560
12/99    25214    28708
         22610    22271
12/01    18149    17723
         11718    12780
12/03    14665    16586

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 12/31/03     4/1/03***
                          $11.45       $9.26

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns+
(As of December 31, 2003)
                If          If
Period         Held      Redeemed*
10 Years      6.98%        6.98%
5 Years      -8.49        -8.49
1 Year       26.52        25.52

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

[the following data was represented as a mountain chart in the printed material]

                  Russell
         Pioneer  1000
         Growth   Growth
         Shares*  Index
12/93    10000    10000
          9811    10264
12/95    12762    14082
         16021    17336
12/97    23019    22620
         30600    31375
12/99    32642    41777
         29520    32409
12/01    23842    25791
         15523    18598
12/03    19640    24129

+ Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the first public offering of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

***  Class R shares were first publicly offered on April 1, 2003.

     The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

     Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 12/31/03     12/31/02
                          $11.95       $9.39

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns*
(As of December 31, 2003)
                       If           If
Period                Held       Redeemed
Life-of-Class
(4/30/98)           -5.07%        -5.07%
5 Year              -7.68         -7.68
1 Year              27.26         27.26

All returns reflect reinvestment of distributions at net asset value.

* Assumes reinvestment of distributions.

[the following data was represented as a mountain chart in the printed material]

                  Russell
         Pioneer  1000
         Growth   Growth
         Shares*  Index
4/98     10000    10000
         11102    11881
12/99    12000    15820
         11000    12273
12/01     8937     9767
          5852     7043
12/03     7447     9138

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03
--------------------------------------------------------------------------------

After a slow start, stock prices rose sharply during 2003, helped by a stronger than expected economy, rising corporate profits, accommodative monetary and fiscal policies of the federal government, and a lessening of concerns about terrorist activity within the United States. In the following interview, Eric Weigel discusses the factors that influenced the performance of Pioneer Growth Shares during the 12-month period ended December 31, 2003. Mr. Weigel leads the Fund's management team.

Q: How did the Fund perform during 2003?

A: Pioneer Growth Shares had a very strong year. For the 12 months ended December 31, 2003, the Fund's Class A shares returned 26.19%, while Class B and Class C shares had returns of 25.03% and 25.15%, respectively. All returns are at net asset value. For the same period, the Russell 1000 Growth Index - the Fund's benchmark - returned 29.75%.

Q: What was the investment environment like in 2003?

A: The environment was extremely positive for stock investing in general during the final nine months of 2003. In the first weeks of the year, market sentiment was dominated by concerns about the approaching war in Iraq and its potential impact on the economy. Stock prices fell amidst these concerns. However, sentiment turned positive as it began to appear by mid-March that the major combat operations in Iraq would end relatively quickly. Then, stocks began climbing and continued their ascent through the remainder of the year. A combination of positive factors helped support the stock market's forward momentum, including: low interest rates and an accommodative monetary policy; new tax cuts and stimulative federal spending; higher than expected economic growth rates; and expanding corporate profits. In this positive environment, the most aggressive investment strategies had the greatest positive results with many beaten-down stocks of companies with weak balance sheets and poor prospects rising sharply as economic growth accelerated and business prospects improved dramatically. Technology stocks and consumer discretionary stocks tended to do especially well, as did small- and mid-cap shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What factors most influenced Fund performance?

A: The Fund's selection in the technology and health care industries helped substantially. Allocations to domestic mid-cap stocks also tended to support performance. We emphasized technology throughout the year, and many of our stock picks did very well. Intel, for example, which was a major position, rose by 105% during the year, while Applied Micro Circuits, which produces semiconductors for the wireless sector, gained 62%. EMC, a leader in network storage technology, also was a big gainer during the period in which we owned it. In health care, the biggest gainer was Scios, a small pharmaceutical company acquired by Johnson & Johnson at a healthy premium to its stock price.

    On the negative side, several of our major big-cap holdings underperformed the market, holding back performance relative to the benchmark Russell 1000 Growth Index. These disappointing stocks included domestic companies such as Pfizer, Microsoft and Wal-Mart Stores, as well as global, blue chip companies such as Nokia, Vodafone Group and Teva Pharmaceuticals. We also tended to be too defensive in our selections in the consumer discretionary sector and, as a result, did not participate fully in that area's performance. Among individual holdings, Biovail, a specialty pharmaceutical company, was a major disappointment. Some of its new product introductions failed to meet expectations and the stock was also hurt by questions about the corporation's accounting methods.

Q: What is your investment outlook?

A: We see good opportunities in the stock market in 2004. Equities continue to offer excellent value, particularly in relation to alternatives such as bonds. The economy clearly is recovering from its three-year slump, and information technology investments by corporations finally have begun to increase. Corporate profits, which rose substantially in 2003, appear headed for another increase during 2004.

    In this positive environment, we particularly like the prospects of companies in the technology and basic materials sectors. In addition to having significant holdings in several leading tech companies, we have established positions in metals companies whose prospects should improve with the business cycle,

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03                             (continued)
--------------------------------------------------------------------------------

    including copper producers such as Phelps-Dodge and Freeport-McMoRan. We think the prices of crude oil and natural gas should remain high, and we think many energy stocks are selling at attractive prices relative to their earnings potential.

    We intend to continue to emphasize large-cap growth stocks, including many market-leading blue chip companies, but it is possible we may also increase our holdings among mid-cap stocks as opportunities present themselves.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03
--------------------------------------------------------------------------------

Shares                                                                Value
              COMMON STOCKS - 95.1%
              Energy - 1.5%
              Integrated Oil & Gas - 0.8%
 152,300      Occidental Petroleum Corp.                       $  6,433,152
                                                               ------------
              Oil & Gas Exploration & Production - 0.7%
  96,200      Devon Energy Corp.                               $  5,508,412
                                                               ------------
              Total Energy                                     $ 11,941,564
                                                               ------------
              Materials - 2.0%
              Diversified Chemical - 0.7%
  87,400      PPG Industries, Inc.                             $  5,595,348
                                                               ------------
              Diversified Metals & Mining - 1.3%
 139,700      Freeport-McMoRan Copper & Gold, Inc. Class B     $  5,885,561
  60,900      Phelps Dodge Corp.*                                 4,633,881
                                                               ------------
                                                               $ 10,519,442
                                                               ------------
              Total Materials                                  $ 16,114,790
                                                               ------------
              Capital Goods - 5.5%
              Electrical Component & Equipment - 2.1%
 541,400      General Electric Co.                             $ 16,772,572
                                                               ------------
              Industrial Conglomerates - 2.1%
  81,000      American Standard Companies, Inc.*               $  8,156,700
  91,300      United Technologies Corp.                           8,652,501
                                                               ------------
                                                               $ 16,809,201
                                                               ------------
              Industrial Machinery - 1.3%
 171,900      SPX Corp.                                        $ 10,109,439
                                                               ------------
              Total Capital Goods                              $ 43,691,212
                                                               ------------
              Commercial Services & Supplies - 0.9%
              Diversified Commercial Services - 0.9%
 126,800      H & R Block, Inc.                                $  7,020,916
                                                               ------------
              Total Commercial Services & Supplies             $  7,020,916
                                                               ------------
              Transportation - 1.4%
              Trucking - 1.4%
 151,400      United Parcel Service                            $ 11,286,870
                                                               ------------
              Total Transportation                             $ 11,286,870
                                                               ------------


   The accompanying notes are an integral part of these financial statements.
                                                                              11

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
              Hotels, Restaurants & Leisure - 0.9%
              Restaurants - 0.9%
 211,000      Brinker International Inc.*             $  6,996,760
                                                      ------------
              Total Hotels, Restaurants & Leisure     $  6,996,760
                                                      ------------
              Media - 3.4%
              Advertising - 0.9%
  80,100      Omnicom Group                           $  6,995,133
                                                      ------------
              Broadcasting & Cable TV - 1.0%
 162,400      Clear Channel Communications, Inc.      $  7,605,192
                                                      ------------
              Movies & Entertain - 1.5%
 277,600      Viacom, Inc. (Class B)                  $ 12,319,888
                                                      ------------
              Total Media                             $ 26,920,213
                                                      ------------
              Retailing - 3.1%
              General Merchandise Stores - 0.3%
  71,300      Family Dollar Stores, Inc.              $  2,558,244
                                                      ------------
              Home Improvement Retail - 2.4%
 210,600      Home Depot, Inc.                        $  7,474,194
 199,100      Lowe's Companies, Inc.                    11,028,149
                                                      ------------
                                                      $ 18,502,343
                                                      ------------
              Specialty Stores - 0.4%
  71,500      Michaels Stores, Inc.                   $  3,160,300
                                                      ------------
              Total Retailing                         $ 24,220,887
                                                      ------------
              Food & Drug Retailing - 3.8%
              Drug Retail - 1.1%
 239,100      Walgreen Co.                            $  8,698,458
                                                      ------------
              Hypermarkets & Supercenters - 2.7%
 404,600      Wal-Mart Stores, Inc.                   $ 21,464,030
                                                      ------------
              Total Food & Drug Retailing             $ 30,162,488
                                                      ------------
              Food, Beverage & Tobacco - 3.4%
              Distillers & Vintners - 1.0%
 152,900      Anheuser-Busch Companies, Inc.          $  8,054,772
                                                      ------------
              Soft Drinks - 1.9%
 317,100      PepsiCo, Inc.                           $ 14,783,202
                                                      ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                             Value
              Tobacco - 0.5%
  80,600      Altria Group, Inc.                            $  4,386,252
                                                            ------------
              Total Food, Beverage & Tobacco                $ 27,224,226
                                                            ------------
              Household & Personal Products - 4.9%
              Household Products - 2.4%
  86,300      Estee Lauder Co.                              $  3,388,138
 156,900      Procter & Gamble Co.                            15,671,172
                                                            ------------
                                                            $ 19,059,310
                                                            ------------
              Personal Products - 2.5%
 349,700      Gillette Co.                                  $ 12,844,481
 115,400      Kimberly-Clark Corp.                             6,818,986
                                                            ------------
                                                            $ 19,663,467
                                                            ------------
              Total Household & Personal Products           $ 38,722,777
                                                            ------------
              Health Care Equipment & Services - 6.1%
              Health Care Distributors & Services - 2.3%
  87,200      Biovail Corp., International*                 $  1,873,928
 232,300      Johnson & Johnson                               12,000,618
  68,282      Teva Pharmaceutical Industries Ltd.              3,872,272
                                                            ------------
                                                            $ 17,746,818
                                                            ------------
              Health Care Equipment - 2.8%
 156,100      Baxter International, Inc.                    $  4,764,172
 304,900      Biomet, Inc.                                    11,101,409
 133,100      Medtronic, Inc.*                                 6,469,991
                                                            ------------
                                                            $ 22,335,572
                                                            ------------
              Managed Health Care - 1.0%
  83,500      Wellpoint Health Networks Inc.*               $  8,098,665
                                                            ------------
              Total Health Care Equipment & Services        $ 48,181,055
                                                            ------------
              Pharmaceuticals & Biotechnology - 11.4%
              Biotechnology - 2.1%
 133,200      Amgen, Inc.*                                  $  8,231,760
 232,800      Biogen, Inc.*                                    8,562,384
                                                            ------------
                                                            $ 16,794,144
                                                            ------------


   The accompanying notes are an integral part of these financial statements.
                                                                              13

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                               Value
              Pharmaceuticals - 9.3%
  119,300     Forest Laboratories Inc.*                       $  7,372,740
   76,800     Eli Lilly & Co.                                    5,401,344
1,710,640     Pfizer, Inc.                                      60,436,911
                                                              ------------
                                                              $ 73,210,995
                                                              ------------
              Total Pharmaceuticals & Biotechnology           $ 90,005,139
                                                              ------------
              Banks - 2.2%
              Diversified Banks - 1.2%
  309,900     U.S. Bancorp                                    $  9,228,822
                                                              ------------
              Thrifts & Mortgage Finance - 1.0%
  142,700     Freddie Mac                                     $  8,322,264
                                                              ------------
              Total Banks                                     $ 17,551,086
                                                              ------------
              Diversified Financials - 3.9%
              Asset Management & Custody Banks - 1.3%
  127,700     Legg Mason Inc.                                 $  9,855,886
                                                              ------------
              Investment Banking & Brokerage - 1.5%
  120,200     Goldman Sachs Group, Inc.                       $ 11,867,346
                                                              ------------
              Other Diversified Finance Services - 1.1%
  176,300     Citigroup, Inc.                                 $  8,557,602
                                                              ------------
              Total Diversified Financials                    $ 30,280,834
                                                              ------------
              Insurance - 1.8%
              Multi-Line Insurance - 1.8%
  208,800     American International Group, Inc.              $ 13,839,264
                                                              ------------
              Total Insurance                                 $ 13,839,264
                                                              ------------
              Software & Services - 10.2%
              Application Software - 7.6%
  386,400     Cadence Design System Inc.*                     $  6,947,472
1,835,200     Microsoft Corp.                                   50,541,408
   70,900     Symantec Corp.*                                    2,456,685
                                                              ------------
                                                              $ 59,945,565
                                                              ------------
              Data Processing & Outsourced Services - 1.6%
  214,100     First Data Corp.                                $  8,797,369
  144,500     SunGard Data Systems, Inc.*                        4,004,095
                                                              ------------
                                                              $ 12,801,464
                                                              ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                            Value
              Home Entertainment Software - 1.0%
  274,000     Take-Two Interactive Software, Inc.*         $  7,893,940
                                                           ------------
              Total Software & Services                    $ 80,640,969
                                                           ------------
              Technology Hardware & Equipment - 14.7%
              Communications Equipment - 6.7%
  978,900     Cisco Systems, Inc.*                         $ 23,777,481
  156,700     L-3 Communications Holdings, Inc.*              8,048,112
  727,300     Nokia Corp ADR                                 12,364,100
  159,900     Qualcomm, Inc.                                  8,623,407
                                                           ------------
                                                           $ 52,813,100
                                                           ------------
              Computer Hardware - 3.6%
  371,900     Dell, Inc.*                                  $ 12,629,724
  361,600     Hewlett-Packard Co.                             8,305,952
   84,900     IBM Corp.                                       7,868,532
                                                           ------------
                                                           $ 28,804,208
                                                           ------------
              Computer Storage & Peripherals - 3.4%
  565,900     Lexar Media, Inc.*                           $  9,863,637
  278,700     Sandisk Corp.*                                 17,039,718
                                                           ------------
                                                           $ 26,903,355
                                                           ------------
              Electronic Equipment & Instruments - 1.0%
   40,100     Samsung Electronics Co. (G.D.R.) (144A)      $  7,500,705
                                                           ------------
              Total Technology Hardware & Equipment        $116,021,368
                                                           ------------
              Semiconductors - 11.9%
              Semiconductor Equipment - 1.7%
  342,100     Applied Materials, Inc.*                     $  7,680,145
   90,100     KLA-Tencor Corp.*                               5,286,167
                                                           ------------
                                                           $ 12,966,312
                                                           ------------
              Semiconductors - 10.2%
  209,000     Analog Devices, Inc.                         $  9,540,850
1,221,857     Applied Micro Circuits Corp.*                   7,306,705
  208,900     ATI Technologies, Inc.*                         3,158,568
1,158,900     Intel Corp.                                    37,316,580
  418,400     Intersil Holding Corp.                         10,397,240
  350,200     Micron Technology, Inc.*                        4,717,194
  277,400     Texas Instruments, Inc.                         8,150,012
                                                           ------------
                                                           $ 80,587,149
                                                           ------------
              Total Semiconductors                         $ 93,553,461
                                                           ------------


   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
                 Telecommunication Services - 2.1%
                 Wireless Telecom Services - 2.1%
1,081,100        AT&T Wireless Services, Inc.*                     $  8,637,989
 318,000         Vodafone Group Plc (A.D.R.)                          7,962,720
                                                                   ------------
                                                                   $ 16,600,709
                                                                   ------------
                 Total Telecommunication Services                  $ 16,600,709
                                                                   ------------
                 TOTAL COMMON STOCKS
                 (Cost $712,014,369)                               $750,976,588
                                                                   ------------
                 EXCHANGE TRADED FUND - 4.1%
 885,000         NASDAQ 100 Index Trading Stock*                   $ 32,249,400
                                                                   ------------
                 TOTAL EXCHANGE TRADED FUND
                 (Cost $21,711,334)                                $ 32,249,400
                                                                   ------------

Principal
Amount
                 TEMPORARY CASH INVESTMENT - 1.4%
                 Repurchase Agreement - 1.4%
$10,900,000      UBS Warburg, 0.73%, dated 12/31/03,
                 repurchase price of $10,900,000, plus accrued
                 interest on 1/2/04 collateralized by $10,479,000
                 U.S. Treasury Notes, 2.875%, 6/30/04 and
                 collateralized by $523,000 U.S. Treasury Notes,
                 5.875%, 11/15/04                                  $ 10,900,000
                                                                   ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $10,900,000)                                $ 10,900,000
                                                                   ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.6%
                 (Cost $744,625,703)(a)(b)(c)                      $794,125,988
                                                                   ------------
                 OTHER ASSETS AND LIABILITIES - (0.6)%             $ (4,806,643)
                                                                   ------------
                 TOTAL NET ASSETS - 100.0%                         $789,319,345
                                                                   ============


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

 144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2003, the value of these securities amounted to $7,500,705 or 1.0% of net assets.

*        Non-income producing security.

(a) At December 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $761,707,164 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost             $81,651,782

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value             (49,232,958)
                                                                    -----------
        Net unrealized gain                                         $32,418,824
                                                                    ===========

 (b) At December 31, 2003, the Fund had a net capital loss carryforward of $588,212,362 of which the following amounts will expire between 2008 and 2011 if not utilized.
          $3,895,119 in 2008
          $149,218,276 in 2009
          $344,350,783 in 2010
          $90,748,184 in 2011

 (c) The Fund elected to defer approximately $3,689,033 of capital losses recognized between November 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2003 aggregated $336,492,781 and $416,140,377, respectively.


   The accompanying notes are an integral part of these financial statements.
                                                                              17

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/03
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $744,625,703)                $ 794,125,988
  Cash                                                               72,012
  Receivables -
     Investment securities sold                                   5,541,507
     Fund shares sold                                               426,166
     Dividends, interest and foreign taxes withheld                 760,270
  Other                                                               8,479
                                                              -------------
       Total assets                                           $ 800,934,422
                                                              -------------
LIABILITIES:
  Payables -
     Investment securities purchased                          $   8,165,474
     Fund shares repurchased                                      2,027,885
     Dividends                                                          290
  Due to affiliates                                               1,279,216
  Accrued expenses                                                  142,212
                                                              -------------
       Total liabilities                                      $  11,615,077
                                                              -------------
NET ASSETS:
  Paid-in capital                                             $1,348,801,916
  Accumulated net realized loss on investments and futures
     contracts                                                 (608,982,856)
  Net unrealized gain on investments                             49,500,285
                                                              --------------
       Total net assets                                       $ 789,319,345
                                                              =============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $516,234,458/45,198,861 shares)           $       11.42
                                                              =============
  Class B (based on $213,480,941/20,249,782 shares)           $       10.54
                                                              =============
  Class C (based on $56,358,251/5,293,516 shares)             $       10.65
                                                              =============
  Class R (based on $3,686/322 shares)                        $       11.45
                                                              =============
  Class Y (based on $3,242,009/271,228 shares)                $       11.95
                                                              =============
MAXIMUM OFFERING PRICE:
  Class A ($11.42 [divided by] 94.25%)                        $       12.12
                                                              =============
  Class C ($10.65 [divided by] 99.00%)                        $       10.76
                                                              =============


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $72,870)        $   7,373,377
  Interest                                                          212,716
  Income from securities loaned, net                                    127
                                                              -------------
     Total investment income                                                    $   7,586,220
                                                                                -------------
EXPENSES:
  Management fees
  Basic Fee                                                   $   5,043,509
  Performance Adjustment                                           (697,264)
  Transfer agent fees
     Class A                                                      2,665,013
     Class B                                                      1,635,607
     Class C                                                        335,825
     Class Y                                                          1,946
  Distribution fees
     Class A                                                      1,198,255
     Class B                                                      2,054,847
     Class C                                                        497,485
     Class R                                                              5
  Administrative fees                                               151,226
  Custodian fees                                                     57,475
  Registration fees                                                 105,781
  Professional fees                                                  50,620
  Fees and expenses of nonaffiliated trustees                        24,874
  Miscellaneous                                                      13,012
                                                              -------------
     Total expenses                                                             $  13,138,216
     Less fees paid indirectly                                                        (39,771)
                                                                                -------------
     Net expenses                                                               $  13,098,445
                                                                                -------------
       Net investment loss                                                      $  (5,512,225)
                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
     Investments                                              $ (53,064,728)
     Futures contracts                                              516,224     $ (52,548,504)
                                                              -------------
  Change in net unrealized gain on:
     Investments                                                                  226,955,961
                                                                                -------------
     Net gain on investments and futures contracts                              $ 174,407,457
                                                                                -------------
     Net increase in net assets resulting from operations                       $ 168,895,232
                                                                                =============


   The accompanying notes are an integral part of these financial statements.
                                                                              19

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/03 and 12/31/02


                                                           Year Ended          Year Ended
                                                            12/31/03            12/31/02
FROM OPERATIONS:
Net investment loss                                     $ (5,512,225)      $  (6,551,027)
Net realized loss on investments and
  futures contracts                                      (52,548,504)       (366,704,527)
Change in net unrealized gain (loss) on investments      226,955,961         (60,407,737)
                                                        ------------       -------------
  Net increase (decrease) in net assets resulting
     from operations                                    $168,895,232       $(433,663,291)
                                                        ------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $128,221,618       $ 153,267,138
Cost of shares repurchased                              (210,570,997)       (347,369,063)
                                                        ------------       -------------
  Net decrease in net assets resulting from fund
     share transactions                                 $(82,349,379)      $(194,101,925)
                                                        ------------       -------------
  Net increase (decrease) in net assets                 $ 86,545,853       $(627,765,216)
NET ASSETS:
Beginning of year                                        702,773,492       1,330,538,708
                                                        ------------       -------------
End of year (including distributions in excess of
  accumulated undistributed net investment loss
  (income) of ($0) and $0 respectively)                 $789,319,345       $ 702,773,492
                                                        ============       =============


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Years Ended 12/31/03 and 12/31/02

                                '03 Shares        '03 Amount         '02 Shares          '02 Amount
CLASS A
Shares sold                      8,502,663       $ 86,691,912          8,432,199        $  94,139,742
Less shares repurchased        (13,282,741)      (133,685,863)       (18,626,880)        (204,393,671)
                               -----------       ------------        -----------        -------------
Net decrease                    (4,780,078)      $(46,993,951)       (10,194,681)       $(110,253,929)
                               ===========       ============        ===========        =============
CLASS B
Shares sold                      2,699,828       $ 25,190,159          3,933,072        $  40,515,575
Less shares repurchased         (6,386,424)       (59,371,386)       (10,642,971)        (109,497,875)
                               -----------       ------------        -----------        -------------
Net decrease                    (3,686,596)      $(34,181,227)        (6,709,899)       $ (68,982,300)
                               ===========       ============        ===========        =============
CLASS C
Shares sold                      1,583,272       $ 15,139,004          1,529,778        $  15,737,413
Less shares repurchased         (1,657,058)       (15,612,904)        (2,470,326)         (25,658,247)
                               -----------       ------------        -----------        -------------
Net decrease                       (73,786)      $   (473,900)          (940,548)       $  (9,920,834)
                               ===========       ============        ===========        =============
CLASS R (a)
Shares sold                            323       $      3,469
Less shares repurchased                 (1)               (11)
                               -----------       ------------
Net increase                           322       $      3,458
                               ===========       ============
CLASS Y
Shares sold                        118,832       $  1,197,074            235,268        $   2,874,408
Less shares repurchased           (191,578)        (1,900,833)          (641,386)          (7,819,270)
                               -----------       ------------        -----------        -------------
Net decrease                       (72,746)      $   (703,759)          (406,118)       $  (4,944,862)
                               ===========       ============        ===========        =============

(a) Class R shares were first publicly offered April 1, 2003.


   The accompanying notes are an integral part of these financial statements.
                                                                              21

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Year Ended     Year Ended    Year Ended      Year Ended       Year Ended
CLASS A                                               12/31/03      12/31/02(a)    12/31/01        12/31/00         12/31/99
Net asset value, beginning of period                  $   9.05       $  13.90      $  17.21       $    20.16       $    20.34
                                                      --------       --------      --------       ----------       ----------
Increase (decrease) from investment operations:
 Net investment loss                                  $  (0.04)      $  (0.04)     $  (0.04)      $    (0.09)      $    (0.09)
 Net realized and unrealized gain
   (loss) on investments                                  2.41          (4.81)        (3.27)           (1.81)            1.59
                                                      --------       --------      --------       ----------       ----------
   Net increase (decrease) from
     investment operations                            $   2.37       $  (4.85)     $  (3.31)      $    (1.90)      $     1.50
Distributions to shareowners:
 Net realized gain                                           -              -             -            (1.05)           (1.68)
                                                      --------       --------      --------       ----------       ----------
Net increase (decrease) in net asset value            $   2.37       $  (4.85)     $  (3.31)      $    (2.95)      $    (0.18)
                                                      --------       --------      --------       ----------       ----------
Net asset value, end of period                        $  11.42       $   9.05      $  13.90       $    17.21       $    20.16
                                                      ========       ========      ========       ==========       ==========
Total return*                                            26.19%        (34.89)%      (19.23)%          (9.57)%           7.40%
Ratio of net expenses to average net assets+              1.45%          1.39%         1.18%            1.22%            1.02%
Ratio of net investment loss to average net assets+      (0.42)%        (0.39)%       (0.29)%          (0.60)%          (0.41)%
Portfolio turnover rate                                     47%            88%          111%              58%              48%
Net assets, end of period (in thousands)              $516,234       $452,070      $836,149       $1,197,025       $1,935,072
Ratios with reductions for fees paid indirectly:
 Net expenses                                             1.45%          1.38%         1.16%            1.19%            1.00%
 Net investment loss                                     (0.42)%        (0.38)%       (0.27)%          (0.57)%          (0.39)%

(a) The per share data presented above is based upon the average shares outstanding for the year presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
CLASS B                                                      12/31/03      12/31/02      12/31/01       12/31/00      12/31/99
Net asset value, beginning of period                         $  8.43      $  13.07       $  16.31       $  19.31      $ 19.70
                                                             -------      --------       --------       --------      -------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.14)     $  (0.27)      $  (0.17)      $  (0.35)     $ (0.19)
 Net realized and unrealized gain (loss) on investments         2.25         (4.37)         (3.07)         (1.60)        1.48
                                                             -------      --------       --------       --------      -------
   Net increase (decrease) from investment operations        $  2.11      $  (4.64)      $  (3.24)      $  (1.95)     $  1.29
Distributions to shareowners:
 Net realized gain                                                 -             -              -          (1.05)       (1.68)
                                                             -------      --------       --------       --------      -------
Net increase (decrease) in net asset value                   $  2.11      $  (4.64)      $  (3.24)      $  (3.00)     $ (0.39)
                                                             -------      --------       --------       --------      -------
Net asset value, end of period                               $ 10.54      $   8.43       $  13.07       $  16.31      $ 19.31
                                                             =======      ========       ========       ========      =======
Total return*                                                  25.03%       (35.50)%       (19.86)%       (10.25)%       6.57%
Ratio of net expenses to average net assets+                    2.44%         2.26%          1.98%          2.04%        1.82%
Ratio of net investment loss to average net assets+            (1.41)%       (1.27)%        (1.09)%        (1.42)%      (1.21)%
Portfolio turnover rate                                           47%           88%           111%            58%          48%
Net assets, end of period (in thousands)                     $213,481     $201,822       $ 400,506      $ 590,879     $991,818
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.43%         2.25%          1.97%          2.03%        1.80%
 Net investment loss                                           (1.40)%       (1.26)%        (1.08)%        (1.41)%      (1.19)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
CLASS C                                                     12/31/03     12/31/02      12/31/01      12/31/00      12/31/99
Net asset value, beginning of period                        $  8.51      $  13.18     $  16.42       $  19.45      $ 19.82
                                                            -------      --------     --------       --------      -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.12)     $  (0.23)    $  (0.15)      $  (0.45)     $ (0.18)
 Net realized and unrealized gain (loss) on investments        2.26         (4.44)       (3.09)         (1.53)        1.49
                                                            -------      --------     --------       --------      -------
   Net increase (decrease) from investment operations       $  2.14      $  (4.67)    $  (3.24)      $  (1.98)     $  1.31
Distributions to shareowners:
 Net realized gain                                                -             -            -          (1.05)       (1.68)
                                                            -------      --------     --------       --------      -------
Net increase (decrease) in net asset value                  $  2.14      $  (4.67)    $  (3.24)      $  (3.03)     $ (0.37)
                                                            -------      --------     --------       --------      -------
Net asset value, end of period                              $ 10.65      $   8.51     $  13.18       $  16.42      $ 19.45
                                                            =======      ========     ========       ========      =======
Total return*                                                 25.15%       (35.43)%     (19.73)%       (10.33)%       6.63%
Ratio of net expenses to average net assets+                   2.32%         2.25%        1.87%          2.12%        1.77%
Ratio of net investment loss to average net assets+           (1.29)%       (1.26)%      (0.98)%        (1.51)%      (1.16)%
Portfolio turnover rate                                          47%           88%         111%            58%          48%
Net assets, end of period (in thousands)                    $56,358      $ 45,651     $ 83,129       $ 126,287     $289,275
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.31%         2.24%        1.85%          2.10%        1.74%
 Net investment loss                                          (1.28)%       (1.25)%      (0.96)%        (1.49)%      (1.13)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               4/1/03
                                                                 to
CLASS R (a)                                                   12/31/03
Net asset value, beginning of period                         $ 9.26
                                                             ------
Increase (decrease) from investment operations:
  Net investment loss                                        $(0.00)(b)
  Net realized and unrealized gain on investments and
     future contracts                                          2.19
                                                             ------
     Net increase from investment operations                 $ 2.19
                                                             ------
Net increase in net asset value                              $ 2.19
                                                             ------
Net asset value, end of period                               $11.45
                                                             ======
Total return*                                                 23.65%
Ratio of net expenses to average net assets+                   1.18%**
Ratio of net investment loss to average net assets+           (0.11)%**
Portfolio turnover rate                                          47%
Net assets, end of period (in thousands)                     $    4
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 1.18%**
  Net investment loss                                         (0.11)%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
                                                                              25

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                          12/31/03   12/31/02(a)    12/31/01     12/31/00    12/31/99(a)
Net asset value, beginning of period                            $   9.39     $  14.34      $  17.65     $ 20.37      $ 20.41
                                                                --------     --------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $   0.03     $   0.03      $   0.04     $ (0.02)     $  0.01
 Net realized and unrealized gain (loss) on investments             2.53        (4.98)        (3.35)      (1.65)        1.63
                                                                --------     --------      --------     -------      -------
   Net increase (decrease) from investment operations           $   2.56     $  (4.95)     $  (3.31)    $ (1.67)     $  1.64
Distributions to shareowners:
 Net realized gain                                                     -            -             -       (1.05)       (1.68)
                                                                --------     --------      --------     -------      -------
Net increase (decrease) in net asset value                      $   2.56     $  (4.95)     $  (3.31)    $ (2.72)     $ (0.04)
                                                                --------     --------      --------     -------      -------
Net asset value, end of period                                  $  11.95     $   9.39      $  14.34     $ 17.65      $ 20.37
                                                                ========     ========      ========     =======      =======
Total return*                                                      27.26%      (34.52)%      (18.75)%     (8.34)%       8.08%
Ratio of net expenses to average net assets+                        0.71%        0.74%         0.61%       0.66%        0.61%
Ratio of net investment income (loss) to average net assets+        0.32%        0.24%         0.33%      (0.04)%       0.02%
Portfolio turnover rate                                               47%          88%          111%         58%          48%
Net assets, end of period (in thousands)                        $  3,242     $  3,231      $ 10,755     $ 5,908      $ 6,431
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       0.71%        0.73%         0.58%       0.65%        0.58%
 Net investment income (loss)                                       0.32%        0.25%         0.36%      (0.03)%       0.05%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Growth Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                               (continued)
--------------------------------------------------------------------------------

    recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Change in value of the contracts may not directly correlate to the change in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At December 31, 2003 there were no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the years ended December 31, 2003 and 2002.

    The following shows components of accumulated losses on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------
                                                 2003
--------------------------------------------------------------------------------
  Undistributed ordinary income           $           -
  Capital loss carryforward                (588,212,362)
  Post October losses deferred               (3,689,033)
  Unrealized appreciation                    32,418,824
                                          -------------
  Total                                   $(559,482,571)
                                          =============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

    At December 31, 2003 the Fund has reclassified $5,512,225 to decrease accumulated undistributed net investment loss, and $5,512,225 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $143,683 in underwriting commissions on the sale of fund shares during the year ended December 31, 2003.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services,

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                               (continued)
--------------------------------------------------------------------------------

    which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

F.  Securities Lending

    The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Repurchase Agreement

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of +/- 0.10% based on the Fund's Class A investment performance as compared with the Russell 1000[RegTM] Growth Index. Pursuant to a shareowner vote on April 17, 2003, the benchmark index was changed from the Russell 1000[RegTM] Index effective May 1, 2003; however, the Russell 1000[RegTM] Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. The performance comparison is made for a rolling 36-month period. For the year ended December 31, 2003, the aggregate performance adjustment resulted in a decrease to the basic fee of $697,264. The management fee was equivalent to 0.59% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2003, $465,667 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $437,205 in transfer agent fees payable to PIMSS at December 31, 2003.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or dis-

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                               (continued)
--------------------------------------------------------------------------------

tribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $376,344 in distribution fees payable to PFD at December 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2003, CDSCs in the amount of $446,332 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2003, the Fund's expenses were reduced by $39,771 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2003, the Fund had no borrowings under this agreement.

Pioneer Growth Shares
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Growth Shares:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Growth Shares (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Shares at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 17, 2004

Pioneer Growth Shares
--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity                                     Fixed Income
Pioneer Fund                                    Pioneer America Income Trust
Pioneer Balanced Fund                           Pioneer Bond Fund
Pioneer Equity Income Fund                      Pioneer Global High Yield
Pioneer Growth Shares                           Pioneer High Yield Fund
Pioneer Mid Cap Growth Fund                     Pioneer Stable Value Fund
Pioneer Mid Cap Value Fund                      Pioneer Strategic Income Fund
Pioneer Real Estate Shares                      Pioneer Tax Free Income Fund
Pioneer Research Fund+
Pioneer Small Cap Value Fund                    Money Market
Pioneer Small Company Fund                      Pioneer Cash Reserves Fund*
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Fund
Pioneer Europe Select Fund
Pioneer International Equity Fund
Pioneer International Value Fund

+ Formerly Pioneer Core Equity Fund. Name change effective 12/11/03.

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Growth Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 51 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------

Name and Age                     Positions Held With the Fund         Term of Office and Length of Service
John F. Cogan, Jr. (77)*         Chairman of the Board,               Since 1993.
                                 Trustee and President                Serves until a successor trustee is
                                                                      elected or earlier retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

-----------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**            Trustee and                          Since June, 2003.
                                 Executive Vice President             Serves until a successor trustee is
                                                                      elected or earlier retirement or removal.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Name, Age and Address          Positions Held With the Fund           Term of Office and Length of Service
Mary K. Bush (55)              Trustee                                Since 1997.
3509 Woodbine Street,                                                 Serves until a successor trustee is
Chevy Chase, MD 20815                                                 elected or earlier retirement or removal.

-----------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                                Since 1993.
Boston University Healthcare                                          Serves until a successor trustee is
Entrepreneurship Program,                                             elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Principal Occupation During Past Five Years                      Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset           Director of Harbor Global
Management S.p.A. ("PGAM"); Non-Executive Chairman and           Company, Ltd.
a Director of Pioneer Investment Management USA Inc.
("PIM-USA"); Chairman and a Director of Pioneer; Director
of Pioneer Alternative Investment Management Limited
(Dublin); President and a Director of Pioneer Alternative
Investment Management (Bermuda) Limited and affiliated
funds; President and Director of Pioneer Funds Distributor,
Inc. ("PFD"); President of all of the Pioneer Funds; and Of
Counsel (since 2000, partner prior to 2000), Hale and Dorr
LLP (counsel to PIM-USA and the Pioneer Funds)

-----------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since May,        None
2003 (Director since January, 2001); President and Director
of Pioneer since May, 2003; Chairman and Director of
Pioneer Investment Management Shareholder Services, Inc.
("PIMSS") since May, 2003; Executive Vice President of all of the Pioneer Funds since June, 2003; Executive Vice
President and Chief Operating Officer of PIM-USA, November
2000 to May 2003; Executive Vice President, Chief Financial
Officer and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock Advisers,
L.L.C., April 1997 to November 1999


-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
President, Bush International (international financial advisory     Director of Brady Corporation
firm)                                                               (industrial identification and
                                                                    specialty coated material products
                                                                    manufacturer), Millennium
                                                                    Chemicals, Inc. (commodity
                                                                    chemicals), Mortgage Guaranty
                                                                    Insurance Corporation, and R.J.
                                                                    Reynolds Tobacco Holdings, Inc.
                                                                     (tobacco)
-----------------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care                      None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston University
School of Public Health; Professor of Surgery, Boston
University School of Medicine; and University Professor,
Boston University
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)       Trustee                        Since 1993.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
------------------------------------------------------------------------------------------------------------------

Marguerite A. Piret (55)        Trustee                        Since 1993.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.
-----------------------------------------------------------------------------------------------------------------

Stephen K. West (75)            Trustee                        Since 1993.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.
-----------------------------------------------------------------------------------------------------------------

John Winthrop (67)              Trustee                        Since 1993.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC 29401                                           elected or earlier retirement or removal.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------

Name and Age                    Positions Held With the Fund   Term of Office and Length of Service

Dorothy E. Bourassa (56)        Secretary                      Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)      Assistant Secretary            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
David C. Phelan (46)            Assistant Secretary            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Vincent Nave (58)               Treasurer                      Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Luis I. Presutti (38)           Assistant Treasurer            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University

-----------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)

-----------------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
-----------------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

-----------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                      Other Directorships Held by this
                                                                 Officer

Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
-----------------------------------------------------------------------------------------------------------------

Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------

Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
-----------------------------------------------------------------------------------------------------------------

Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (45)            Assistant Treasurer            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------

Katherine Kim Sullivan (30)   Assistant Treasurer            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information about any Pioneer fund, call your financial advisor, or call Pioneer directly at 1-800-225-6292. Please request a free prospectus, which contains information about fund charges and expenses. Read it carefully before you invest or send money.

[Pioneer Investments logo]

Pioneer Investment Management, Inc.
60 State Street                                                    14696-00-0204
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Pioneer Growth Shares
Fund, including fees associated with the annual filings of its Form N-1A, totaled approximately $19,100 in 2003 and approximately $21,100 in 2002.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 and $3,300 for 2003 and 2002, respectively. Additionally, there were fees for tax compliance services in 2002 that totaled approximately $4,100 for the 2001 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

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    (2) Disclose the percentage of services described in each of paragraphs (b)
   through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates as
previously defined, totaled approximately $26,900 	in 2003
and $7,400 in 2002. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 05, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 05, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 05, 2004

* Print the name and title of each signing officer under his or her signature.